INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 2,772	$ 2,530	$ 2,143
Cash used by investing activities	(1,173)	(4,609)	(11,372)
Cash from financing activities	(995)	2,126	9,542
Change during the year	604	47	313
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	4,375	2,603	1,688
Cash used by investing activities	(2,305)	(2,785)	(4,935)
Cash from financing activities	(904)	978	3,665
Change during the year	1,166	796	418
Other ownership interests	1,061	681	422
Partnership's share	105	115	(4)
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	202	184	108
Cash used by investing activities	(611)	(697)	(1,109)
Cash from financing activities	176	285	1,548
Change during the year	(233)	(228)	547
Other ownership interests	(199)	(199)	471
Partnership's share	(34)	(29)	76
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	3,192	1,189	692
Cash used by investing activities	(372)	(1,039)	(852)
Cash from financing activities	(1,627)	826	11
Change during the year	1,193	976	(149)
Other ownership interests	1,091	843	(76)
Partnership's share	102	133	(73)
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	342	378	357
Cash used by investing activities	(33)	(314)	(267)
Cash from financing activities	(314)	(56)	(95)
Change during the year	(5)	8	(5)
Other ownership interests	(2)	3	(3)
Partnership's share	(3)	5	(2)
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	718	852	531
Cash used by investing activities	(996)	(735)	(2,707)
Cash from financing activities	489	(77)	2,201
Change during the year	211	40	25
Other ownership interests	171	34	30
Partnership's share	40	6	(5)
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	(79)	0	0
Cash used by investing activities	(293)	0	0
Cash from financing activities	372	0	0
Change during the year	0	0	0
Other ownership interests	0	0	0
Partnership's share	$ 0	$ 0	$ 0